Schedule of Investments(a)
November 30, 2024
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–97.09%
Advertising–0.35%
Trade Desk, Inc. (The), Class A(b)	2,971	$381,922
Apparel Retail–0.32%
Ross Stores, Inc.	2,214	342,882
Apparel, Accessories & Luxury Goods–0.23%
lululemon athletica, inc.(b)	781	250,436
Application Software–5.94%
Adobe, Inc.(b)	2,943	1,518,382
ANSYS, Inc.(b)	580	203,638
AppLovin Corp., Class A(b)	1,972	664,071
Atlassian Corp., Class A(b)	1,062	279,922
Autodesk, Inc.(b)	1,430	417,417
Cadence Design Systems, Inc.(b)	1,817	557,474
Datadog, Inc., Class A(b)	2,065	315,428
Intuit, Inc.	1,855	1,190,409
Roper Technologies, Inc.	711	402,739
Synopsys, Inc.(b)	1,020	569,660
Workday, Inc., Class A(b)	1,414	353,486
		6,472,626
Automobile Manufacturers–3.94%
Tesla, Inc.(b)	12,426	4,288,958
Automotive Retail–0.44%
O’Reilly Automotive, Inc.(b)	385	478,640
Biotechnology–3.10%
Amgen, Inc.(c)	3,566	1,008,714
Biogen, Inc.(b)	967	155,329
Gilead Sciences, Inc.	8,263	764,989
Moderna, Inc.(b)	2,551	109,846
Regeneron Pharmaceuticals, Inc.(b)	720	540,158
Vertex Pharmaceuticals, Inc.(b)	1,713	801,907
		3,380,943
Broadline Retail–6.15%
Amazon.com, Inc.(b)	26,970	5,606,793
MercadoLibre, Inc. (Brazil)(b)	336	667,017
PDD Holdings, Inc., ADR (China)(b)	4,433	428,051
		6,701,861
Cable & Satellite–1.36%
Charter Communications, Inc., Class A(b)(c)	947	375,925
Comcast Corp., Class A	25,640	1,107,392
		1,483,317
Cargo Ground Transportation–0.29%
Old Dominion Freight Line, Inc.	1,422	320,149
Communications Equipment–1.45%
Cisco Systems, Inc.	26,740	1,583,275
Construction Machinery & Heavy Transportation Equipment– 0.37%
PACCAR, Inc.	3,479	407,043
Shares		Value
Consumer Staples Merchandise Retail–2.63%
Costco Wholesale Corp.	2,942	$2,859,271
Diversified Support Services–0.93%
Cintas Corp.	2,675	603,988
Copart, Inc.(b)	6,387	404,872
		1,008,860
Electric Utilities–1.30%
American Electric Power Co., Inc.	3,532	352,706
Constellation Energy Corp.	2,075	532,362
Exelon Corp.	6,640	262,678
Xcel Energy, Inc.(c)	3,700	268,472
		1,416,218
Health Care Equipment–1.81%
DexCom, Inc.(b)	2,660	207,453
GE HealthCare Technologies, Inc.	3,031	252,240
IDEXX Laboratories, Inc.(b)	546	230,276
Intuitive Surgical, Inc.(b)	2,359	1,278,578
		1,968,547
Hotels, Resorts & Cruise Lines–1.93%
Airbnb, Inc., Class A(b)	2,920	397,441
Booking Holdings, Inc.	223	1,160,042
Marriott International, Inc., Class A	1,869	540,309
		2,097,792
Human Resource & Employment Services–1.08%
Automatic Data Processing, Inc.	2,707	830,859
Paychex, Inc.(c)	2,388	349,293
		1,180,152
Industrial Conglomerates–0.92%
Honeywell International, Inc.	4,312	1,004,394
Industrial Gases–1.34%
Linde PLC	3,169	1,460,877
Interactive Home Entertainment–0.47%
Electronic Arts, Inc.	1,754	287,077
Take-Two Interactive Software, Inc.(b)(c)	1,163	219,086
		506,163
Interactive Media & Services–9.29%
Alphabet, Inc., Class A	15,056	2,543,711
Alphabet, Inc., Class C	14,352	2,446,873
Meta Platforms, Inc., Class A	8,931	5,129,252
		10,119,836
Internet Services & Infrastructure–0.15%
MongoDB, Inc.(b)(c)	490	158,020
IT Consulting & Other Services–0.24%
Cognizant Technology Solutions Corp., Class A	3,290	264,812
Life Sciences Tools & Services–0.14%
Illumina, Inc.(b)(c)	1,057	152,367
See accompanying notes which are an integral part of this schedule.
Invesco NASDAQ 100 Index Fund

Shares		Value
Movies & Entertainment–2.48%
Netflix, Inc.(b)	2,848	$2,525,635
Warner Bros. Discovery, Inc.(b)	16,274	170,551
		2,696,186
Oil & Gas Equipment & Services–0.27%
Baker Hughes Co., Class A	6,593	289,762
Oil & Gas Exploration & Production–0.32%
Diamondback Energy, Inc.	1,956	347,366
Packaged Foods & Meats–0.76%
Kraft Heinz Co. (The)	8,025	256,559
Mondelez International, Inc., Class A	8,866	575,847
		832,406
Pharmaceuticals–0.24%
AstraZeneca PLC, ADR (United Kingdom)	3,865	261,351
Rail Transportation–0.43%
CSX Corp.	12,868	470,325
Real Estate Services–0.20%
CoStar Group, Inc.(b)(c)	2,720	221,245
Research & Consulting Services–0.26%
Verisk Analytics, Inc.	945	278,029
Restaurants–1.13%
DoorDash, Inc., Class A(b)	2,553	460,765
Starbucks Corp.	7,521	770,602
		1,231,367
Semiconductor Materials & Equipment–2.39%
Applied Materials, Inc.	5,472	956,013
ASML Holding N.V., New York Shares (Netherlands)	626	429,818
KLA Corp.	892	577,151
Lam Research Corp.	8,620	636,845
		2,599,827
Semiconductors–19.58%
Advanced Micro Devices, Inc.(b)(c)	10,742	1,473,534
Analog Devices, Inc.	3,295	718,475
ARM Holdings PLC, ADR(b)(c)	831	111,595
Broadcom, Inc.	30,758	4,985,257
GLOBALFOUNDRIES, Inc.(b)(c)	3,661	158,338
Intel Corp.	28,380	682,539
Marvell Technology, Inc.	5,749	532,875
Microchip Technology, Inc.	3,561	242,753
Micron Technology, Inc.	7,360	720,912
NVIDIA Corp.	63,034	8,714,450
NXP Semiconductors N.V. (China)	1,691	387,865
ON Semiconductor Corp.(b)	2,843	202,194
QUALCOMM, Inc.	7,394	1,172,171
Texas Instruments, Inc.	6,060	1,218,242
		21,321,200
Soft Drinks & Non-alcoholic Beverages–2.18%
Coca-Cola Europacific Partners PLC (United Kingdom)(c)	3,048	236,464
Shares		Value
Soft Drinks & Non-alcoholic Beverages–(continued)
Keurig Dr Pepper, Inc.	9,001	$293,883
Monster Beverage Corp.(b)	6,501	358,400
PepsiCo, Inc.	9,117	1,490,173
		2,378,920
Systems Software–9.32%
CrowdStrike Holdings, Inc., Class A(b)	1,545	534,524
Fortinet, Inc.(b)	5,077	482,569
Microsoft Corp.	19,101	8,088,509
Palo Alto Networks, Inc.(b)(c)	2,149	833,425
Zscaler, Inc.(b)(c)	1,003	207,210
		10,146,237
Technology Distributors–0.14%
CDW Corp.	887	156,050
Technology Hardware, Storage & Peripherals–8.63%
Apple, Inc.	39,070	9,272,483
Super Micro Computer, Inc.(b)(c)	3,886	126,839
		9,399,322
Trading Companies & Distributors–0.29%
Fastenal Co.	3,801	317,612
Transaction & Payment Processing Services–0.54%
PayPal Holdings, Inc.(b)	6,785	588,735
Wireless Telecommunication Services–1.76%
T-Mobile US, Inc.	7,744	1,912,303
Total Common Stocks & Other Equity Interests (Cost $81,943,615)		105,737,604
Money Market Funds–2.73%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(d)(e)	1,039,758	1,039,758
Invesco Treasury Portfolio, Institutional Class, 4.53%(d)(e)	1,930,958	1,930,958
Total Money Market Funds (Cost $2,970,716)		2,970,716
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.82% (Cost $84,914,331)		108,708,320
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.72%
Invesco Private Government Fund, 4.63%(d)(e)(f)	1,436,470	1,436,470
Invesco Private Prime Fund, 4.71%(d)(e)(f)	3,695,788	3,696,897
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,133,367)		5,133,367
TOTAL INVESTMENTS IN SECURITIES–104.54% (Cost $90,047,698)		113,841,687
OTHER ASSETS LESS LIABILITIES—(4.54)%		(4,938,984)
NET ASSETS–100.00%		$108,902,703
Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco NASDAQ 100 Index Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$958,513	$1,839,097	$(1,757,852)	$-	$-	$1,039,758	$10,586
Invesco Treasury Portfolio, Institutional Class	1,780,075	3,415,465	(3,264,582)	-	-	1,930,958	20,219
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	282,641	6,861,225	(5,707,396)	-	-	1,436,470	5,295*
Invesco Private Prime Fund	739,081	13,864,173	(10,906,305)	(24)	(28)	3,696,897	13,278*
Total	$3,760,310	$25,979,960	$(21,636,135)	$(24)	$(28)	$8,104,083	$49,378

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
Micro E-Mini Nasdaq 100 Index	72	December-2024	$3,023,064	$17,711	$17,711

(a)	Futures contracts collateralized by $8,331 cash held with Goldman Sachs International, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco NASDAQ 100 Index Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$105,737,604	$—	$—	$105,737,604
Money Market Funds	2,970,716	5,133,367	—	8,104,083
Total Investments in Securities	108,708,320	5,133,367	—	113,841,687
Other Investments - Assets*
Futures Contracts	17,711	—	—	17,711
Total Investments	$108,726,031	$5,133,367	$—	$113,859,398

*	Unrealized appreciation.
Invesco NASDAQ 100 Index Fund